Financial result	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Financial result
4.4 Financial result

	Year ended December 31,
(CHF in millions)	2022	2021	2020

Interest income	5.7	0.0	0.0
Financial income	5.7	—	—
Bank charges and interest expenses	(2.1)	(1.1)	(0.6)
Interest expenses leases	(4.2)	(2.4)	(0.3)
Interest expenses employee benefits	(0.1)	—	—
Financial expenses	(6.4)	(3.6)	(0.9)
Foreign exchange losses	(6.5)	(16.3)	(5.1)
Change in fair value of foreign exchange derivatives	—	1.4	(1.3)
Foreign exchange result	(6.5)	(14.9)	(6.4)
Financial result	(7.2)	(18.5)	(7.3)

Bank charges and interest expenses mainly include commitment fees paid for bank overdraft facilities, refer to 5.4 Liquidity risk for additional information.